RELATED PARTY TRANSACTIONS AND BALANCES - Disclosure of detailed information about transactions between related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [Abstract]
Salaries and fees	$ 3,173	$ 1,713
Share-based payments	2,392	2,042
Total related party expenses	$ 5,565	$ 3,755